Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flows From Operating Activities [Line Items]
Interest income	₩ 303,535	₩ 279,607	₩ 271,925
Interest expenses	374,665	356,345	293,854
Gain loss valuation Of financial assets	95,118	13,920	44,833
BC Card Co Ltd [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Interest income	106,005	112,973	68,869
Interest expenses	57,872	55,677	27,060
Dividend income	1,701	1,759	₩ 2,299
KT Estate Inc [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Gains (losses) on disposals of investment properties	28,725	49,752
KT Investment Co Ltd [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Gain loss valuation Of financial assets	₩ 576	₩ 11,112